19. Lease (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases [abstract]
Discount rate	8.15%
Net gain from aircraft sale leaseback		R$ 7,924